Other income (Tables)	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Other Income

	Consolidated
	Year ended 30 June 2024	Year ended 30 June 2023	Year ended 30 June 2022
	US$’000	US$’000	US$’000

Net gain on disposal of other assets	-	3,117	-
ERS revenue	1,566	-	-
Other	-	20	12

Total other income	1,566	3,137	12